Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues
Operating expenses:
Research and development expenses, net (note 17a)	10,623	19,012	18,693
General and administrative expenses (note 17b)	4,913	6,139	7,104
Other expenses (note 17c)	352	4,244
Total	15,888	29,395	25,797
Operating loss	(15,888)	(29,395)	(25,797)
Finance income (expenses), net (note 17d)	874	327	(5,263)
Net loss	(15,014)	(29,068)	(31,060)
Other comprehensive gain
Total other comprehensive gain
Total comprehensive loss	$ (15,014)	$ (29,068)	$ (31,060)
Basic loss per share (in Dollars per share)	$ (0.73)	$ (1.56)	$ (1.69)
Diluted loss per share (in Dollars per share)	$ (0.73)	$ (1.56)	$ (1.69)
Weighted average number of shares outstanding basic (in Shares)	20,513,992	18,574,484	18,394,886
Weighted average number of shares outstanding diluted (in Shares)	20,513,992	18,574,484	18,394,886